Share-based compensation - 2013 Plan (Detail) - 2013 Plan [Member] - Restricted shares [Member] - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant		9,073,732
Unrecognized compensation costs on restricted shares		$ 0	$ 0
Number of restricted share vested	27,475